Stock Incentive Plans - Outstanding and Exercisable Options (Detail) - Dec. 31, 2014 - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding (shares)	7,681,256
Options Exercisable, Number Exercisable (shares)	4,452,274
$1.33 - $1.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper limit (in dollars per share)	$ 1.99
Exercise price lower limit (in dollars per share)	$ 1.33
Options Outstanding, Number Outstanding (shares)	3,408,452
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 3 months 25 days
Options Exercisable, Number Exercisable (shares)	2,309,473
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 7 months 9 days
$2.00 - $2.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper limit (in dollars per share)	$ 2.99
Exercise price lower limit (in dollars per share)	$ 2.00
Options Outstanding, Number Outstanding (shares)	2,442,796
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 8 months 12 days
Options Exercisable, Number Exercisable (shares)	1,020,648
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 11 months 23 days
$3.00 - $4.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper limit (in dollars per share)	$ 4.99
Exercise price lower limit (in dollars per share)	$ 3.00
Options Outstanding, Number Outstanding (shares)	449,564
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 3 months 3 days
Options Exercisable, Number Exercisable (shares)	345,813
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 5 months 4 days
$5.00 - $10.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper limit (in dollars per share)	$ 10.99
Exercise price lower limit (in dollars per share)	$ 5.00
Options Outstanding, Number Outstanding (shares)	1,019,794
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 8 months 15 days
Options Exercisable, Number Exercisable (shares)	415,690
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	7 years 5 months 15 days
$11.00 - $11.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper limit (in dollars per share)	$ 11.91
Exercise price lower limit (in dollars per share)	$ 11.00
Options Outstanding, Number Outstanding (shares)	360,650
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 9 months 10 days
Options Exercisable, Number Exercisable (shares)	360,650
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 9 months 10 days